Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 7 - Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed below.

A.	Partial exercise of Commitment Amount

During the period commencing on July 1, 2025 through the issuance date of these condensed interim financial statements, the Company sold 999,720,000 ordinary shares to Yorkville out of the Commitment Amount under the NEW SEPA for a total purchase price of $629 thousand.

B.	Increasing the Company registered shares

On August 18, 2025, at the adjourned Annual General Meeting, the Company’s shareholders approved, among others, to increase the Company’s registered share capital to 500,000,000,000 ordinary shares, and the authorization of the board of directors to effect a reverse share split of the Company’s issued and outstanding ordinary Shares, at a ratio ranging from 1:50 to 1:200, to be determined at the Board’s discretion at any time within 12 months from the date of the Meeting.